Commitments and Contingencies - Schedule of Unconditional Purchase Commitment (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021
Commitments And Contingencies Disclosure [Abstract]
2022	$ 8,000
2023	8,000	$ 8,000
2024	10,000	8,000
2025	10,000	10,000
2026		10,000
Total	$ 36,000	$ 36,000